Guarantor/Non-Guarantor Unaudited Condensed Consolidated Financial Information - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Current assets:
Cash and cash equivalents	$ 4,687	$ 25,613			$ 19,461	$ 27,227				$ 20,818	$ 26,695
Accounts receivable, net	168,963	172,604				175,293
Receivable due from ESOP Trust		930				1,129
Prepaid expenses and other current assets	5,648	4,483				5,448
Total current assets	179,298	203,630	211,464	223,550	203,722	209,097	211,266	200,703	205,819
Property, plant and equipment, net	9,070	9,668				10,605
Intangible assets, net	1,735	2,040				5,242
Goodwill	398,921	398,921				398,921
Other assets	10,368	10,367				11,431
Total assets	599,392	624,626				635,296
Current liabilities:
Interest payable	15,590	17,758				17,658
Secured Notes	326,313
Trade accounts payable	59,536	61,622				44,793
Accrued liabilities	36,909	39,393				52,460
Accrued payroll and related liabilities	31,733	37,954				39,926
Billings in excess of costs revenue earned	4,562	4,334				2,666
Total current liabilities	474,643	161,061	167,253	171,700	157,168	157,503	166,520	152,200	166,226
Secured Notes		322,286				306,502
Unsecured Notes	234,038	233,832				242,923
Accrued compensation and benefits, excluding current portion	5,998	5,736				5,905
Non-current portion of lease obligations	12,540	12,821				12,364
Deferred income taxes	59,873	58,130				51,156
Redeemable common stock	61,896	61,895				110,740
Commitments and contingencies
Common stock warrants	20,785	20,785				20,785
Accumulated other comprehensive loss	130	130				(149)
Accumulated surplus (deficit)	(270,511)	(252,050)				(272,433)
Total liabilities, redeemable common stock and accumulated deficit	599,392	624,626
Parent [Member]
Current assets:
Cash and cash equivalents	4,670	25,617			19,485	27,271				20,844	26,770
Accounts receivable, net	166,283	169,304				172,365
Receivable due from ESOP Trust		930				1,129
Prepaid expenses and other current assets	5,587	4,449				5,378
Total current assets	176,540	200,300				206,143
Property, plant and equipment, net	8,552	9,139				10,064
Intangible assets, net	1,735	2,040				5,242
Goodwill	398,921	398,921				398,921
Investment in subsidiaries	28,710	28,420				27,994
Intercompany receivables	1,963	1,906				1,438
Other assets	10,364	10,363				11,427
Total assets	626,785	651,089				661,229
Current liabilities:
Interest payable	15,590	17,758				17,658
Secured Notes	326,313
Trade accounts payable	59,465	61,563				44,582
Accrued liabilities	36,710	39,169				52,265
Accrued payroll and related liabilities	31,399	37,404				39,305
Billings in excess of costs revenue earned	4,452	4,250				2,656
Total current liabilities	473,929	160,144				156,466
Intercompany payables	28,537	27,826				27,476
Secured Notes		322,286				306,502
Unsecured Notes	234,038	233,832				242,923
Accrued compensation and benefits, excluding current portion	5,998	5,736				5,905
Non-current portion of lease obligations	12,110	12,374				11,858
Deferred income taxes	59,873	58,130				51,156
Redeemable common stock	61,896	61,895				110,740
Commitments and contingencies
Common stock warrants	20,785	20,785				20,785
Accumulated other comprehensive loss	130	130				(149)
Accumulated surplus (deficit)	(270,511)	(252,049)				(272,433)
Total liabilities, redeemable common stock and accumulated deficit	626,785	651,089
Guarantor Companies [Member]
Current assets:
Cash and cash equivalents	(10)	(24)			(29)	(44)				(26)	(74)
Accounts receivable, net	2,038	2,735				2,783
Prepaid expenses and other current assets	36	188				70
Total current assets	2,064	2,899				2,809
Property, plant and equipment, net	515	525				529
Intercompany receivables	28,536	27,828				27,475
Total assets	31,115	31,252				30,813
Current liabilities:
Trade accounts payable	40	58				201
Accrued liabilities	96	144				190
Accrued payroll and related liabilities	303	517				589
Billings in excess of costs revenue earned	110	84				6
Total current liabilities	549	803				986
Intercompany payables		153
Non-current portion of lease obligations	430	447				506
Common stock of subsidiaries	4,084	4,084				4,084
Commitments and contingencies
Accumulated surplus (deficit)	26,052	25,765				25,237
Total liabilities, redeemable common stock and accumulated deficit	31,115	31,252
Non-Guarantor Companies [Member]
Current assets:
Cash and cash equivalents	27	20			5						(1)
Accounts receivable, net	642	565				145
Prepaid expenses and other current assets	25	(154)
Total current assets	694	431				145
Property, plant and equipment, net	3	4				12
Other assets	4	4				4
Total assets	701	439				161
Current liabilities:
Trade accounts payable	31	1				10
Accrued liabilities	103	80				5
Accrued payroll and related liabilities	31	33				32
Billings in excess of costs revenue earned						4
Total current liabilities	165	114				51
Intercompany payables	1,962	1,754				1,437
Common stock of subsidiaries	9	9
Commitments and contingencies
Accumulated surplus (deficit)	(1,435)	(1,438)				(1,327)
Total liabilities, redeemable common stock and accumulated deficit	701	439
Eliminations [Member]
Current assets:
Investment in subsidiaries	(28,710)	(28,420)				(27,994)
Intercompany receivables	(30,499)	(29,734)				(28,913)
Total assets	(59,209)	(58,154)				(56,907)
Current liabilities:
Intercompany payables	(30,499)	(29,733)				(28,913)
Common stock of subsidiaries	(4,093)	(4,093)				(4,084)
Commitments and contingencies
Accumulated surplus (deficit)	(24,617)	(24,328)				(23,910)
Total liabilities, redeemable common stock and accumulated deficit	$ (59,209)	$ (58,154)